Subsequent events	12 Months Ended
Sep. 30, 2025
Subsequent events
Subsequent events

Note 20 - Subsequent events

Management has reviewed events occurring through the date the consolidated financial statements were issued and, except as disclosed elsewhere in the consolidated financial statements, no subsequent events occurred that require accrual or disclosure, except for:

Farmmi, Inc. (the “Company”) convened its extraordinary general meeting of shareholders on December 5, 2025, and passed special resolutions that

1.	The authorized shares, and the issued and outstanding shares, of the Company be reclassified and redesignated into Class A Ordinary Shares and Class B Ordinary Shares (the “Redesignation”);

2.	The Fourth Amended and Restated Memorandum and Articles of Associations of the Company be adopted (the “Amended and Restated Memorandum and Articles”);

3.

The authorized share capital of the Company be amended from (i) US$12,000,000,000 divided into 5,000,000,000 Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each with one vote per share (the “Class A Ordinary Shares”), and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each with fifty votes per share (the “Class B Ordinary Shares”), by the redesignation of 4,500,000,000 Ordinary Shares into 4,500,000,000 Class A Shares of US$2.40 nominal or par value each, and the redesignation of 500,000,000 Ordinary Shares into 500,000,000 Class B Shares with a nominal or par value of US$2.40 each.

The terms of, and rights attaching to the Class A Ordinary Shares and the Class B Ordinary Shares will be materially identical to the existing Ordinary Shares of par value US$2.40 each in the capital of the Company save that the Class B Ordinary Shares: (i) shall have 50 times the voting rights per share of Class A Ordinary Shares, and (ii) shall be convertible into Class A Ordinary Shares, as provided in the Fourth Amended and Restated Memorandum and Articles of Association.

4.	Simultaneously with the Redesignation, the Ordinary Shares in the Company issued and outstanding be redesignated as follows:

-

all the existing authorized and issued Ordinary Shares of the Company be redesignated as Class A Ordinary Shares save for 3,873 Ordinary Shares issued and currently registered in the name of Farmnet Limited; and

-	the 3,873 Ordinary Shares held by Farmnet Limited be redesignated as 3,873 Class B Ordinary Shares.

5.

The authorized share capital of the Company be reduced from (i) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$50 divided into 4,500,000,000 Class A Ordinary Shares of US$0.000,000,01 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$0.000,000,01 nominal or par value each, by the reduction of the par value of each Class A share and each Class B share by US$2.399,999,99 (the “Capital Reduction”).

On January 13, 2026, Bluesage Marketing Inc (“Bluesage”) was established under the laws of the State of California, the United States of America. Farmmi USA owns 100% equity of Bluesage.